Business combination and disposal of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2016
Beifu [Member]
Business combination [Line Items]
Schedule of allocation of the purchase price at the date of acquisition
RMB

Cash consideration	39,200
Contingent consideration	107,306
Total consideration	146,506

Net assets acquired	31,994
Identifiable intangible assets acquired	12,900
Goodwill	147,388
Deferred tax liabilities	(3,225)
Non-controlling interest	(42,551)
Total	146,506